Financial Assets and Liabilities - Summary of Marketable securities (Detail) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial marketable securities	€ 0	€ 7,492
Current financial marketable securities	84,460	290,688
Financial assets	610,326	758,741
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	84,460	298,180
Non-current financial marketable securities	0	7,492
Current financial marketable securities	84,460	290,688
Financial assets	84,460	298,180
Financial assets at amortised cost, class [member] | High Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	51,052	203,530
Financial assets at amortised cost, class [member] | Upper Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	33,408	94,650
Financial assets at amortised cost, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	75,834	205,825
Financial assets at amortised cost, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	8,626	11,787
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	0	80,568
Financial assets at amortised cost, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	0	79,086
Financial assets at amortised cost, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	42,955	99,337
Financial assets at amortised cost, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	36,907	104,236
Financial assets at amortised cost, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	€ 4,598	€ 15,521